Segment information	6 Months Ended
Sep. 30, 2022
Disclosure of operating segments [abstract]
Segment information	Segment information
The Company has determined the operating segments based on the reports reviewed by the Executive Committee (ExCom) for the purposes of allocating resources and assessing the performance of the Group.
The ExCom consists of the chief executive officer (the “CEO”), chief financial officer, senior vice president marketing, communications & customer value creation, senior vice president new markets, public affairs & chief operating officer Americas, senior vice president added-value payment solutions, chief operating officer south Europe, chief operating officer Asia Pacific & Central Europe, chief technology officer, general counsel & company secretary, senior vice president strategy & chief product officer, chief operating officer north & central Europe & global accounts, senior vice president operations and senior vice president & global human resources director.
Management considers the business from a product perspective; the performance of the Tax Free Shopping Services (TFSS), Added-Value Payment Solutions (AVPS) and Complementary Retail Tech Solutions (CRTS) product groups are separately considered.
The ExCom assesses the performance of the operating segments based on the measures of Revenue and Adjusted EBITDA at the segment level with the adjusted EBITDA assessed after non-allocated central costs.
The measures used by the ExCom to monitor the performance of the Group's operating segments do not include all costs in the IFRS consolidated income statement. Costs for central functions such as marketing, sales, technology, finance and HR, depreciation, amortization, impairment income / expense, and net finance costs are not allocated to segments. As a result, the ExCom monitors the development of adjusted EBITDA presented in the consolidated management accounts.
The segment information provided to the ExCom for the reportable segments is as follows:

Six months ended September 30, 2022
(EUR thousand)
	Note	TFSS	AVPS	CRTS	Central costs	Total
Revenue		102,062	27,915	8,051	—	138,029
Operating expenses (1)		(43,048)	(14,607)	(9,742)	(37,992)	(105,388)
Adjusted EBITDA		59,015	13,308	(1,691)	(37,992)	32,641
Depreciation and amortization (2)	5					(30,217)
Exceptional items	5					(7,301)
Operating Loss						(4,877)

Three months ended September 30, 2022
(EUR thousand)
	Note	TFSS	AVPS	CRTS	Central costs	Total
Revenue		62,505	15,331	4,075	—	81,910
Operating expenses (1)		(23,976)	(7,847)	(5,029)	(19,261)	(56,114)
Adjusted EBITDA		38,529	7,483	(955)	(19,261)	25,796
Depreciation and amortization (2)	5					(12,658)
Exceptional items	5					(11,085)
Operating Profit						2,053

Six months ended September 30, 2021
(EUR thousand)
	Note	TFSS	AVPS	CRTS	Central costs	Total
Revenue		32,131	10,145	5,658	—	47,934
Operating expenses (1)		(19,575)	(5,266)	(7,453)	(26,743)	(59,037)
Adjusted EBITDA		12,556	4,879	(1,795)	(26,743)	(11,103)
Depreciation and amortization (2)	5					(50,172)
Exceptional items	5					16,843
Operating Loss						(44,432)

Three months ended September 30, 2021
(EUR thousand)
	Note	TFSS	AVPS	CRTS	Central costs	Total
Revenue		23,016	5,295	2,900	—	31,211
Operating expenses (1)		(11,301)	(2,261)	(4,025)	(14,050)	(31,637)
Adjusted EBITDA		11,715	3,034	(1,125)	(14,050)	(426)
Depreciation and amortization (2)	5					(22,090)
Exceptional items	5					29,764
Operating Profit						7,248
(1)Operating expenses excluding Depreciation and Amortization and Exceptional items.
For the six months ended September 30, 2022 fixed costs amounted to EUR70.7 million (EUR47.7 million for the six months ended September 30, 2021) and variable costs amounted to EUR34.7 million (EUR11.4 million for the six months ended September 30, 2021). Fixed personnel costs amounted to EUR47.5 million (EUR34.0 million for the six months ended September 30, 2021) and fixed non personnel costs amounted to EUR23.2 million (EUR13.7 million for the six months ended September 30, 2021).
For the three months ended September 30, 2022 fixed costs amounted to €36.3 million (EUR24.9 million for the three months ended September 30, 2021) and variable costs amounted to €19.7 million (EUR6.7 million for the three months ended September 30, 2021). Fixed personnel costs amounted to €23.4 million (EUR16.5 million for the three months ended September 30, 2021) and fixed non personnel costs amounted to €12.9 million (EUR8.4 million for the three months ended September 30, 2021).
(2)Depreciation and amortization include amortization of intangible assets acquired through business combinations.